Disposals and business closures - Additional Information (Detail) - GBP (£) £ in Millions		1 Months Ended		12 Months Ended
	Jun. 30, 2023	Oct. 31, 2021	Feb. 28, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disposal of subsidiaries [line items]
Other disposal costs						£ 14
Costs related to previous disposals				£ 12
Unused provisions other provisions				13
Profit for the year				380	£ 244	178
Revenue				3,674	3,841	3,428
Virtual Learning [Member]
Disclosure of disposal of subsidiaries [line items]
Revenue				616	820	£ 713
Pearson Online Learning Services [Member] | Virtual Learning [Member]
Disclosure of disposal of subsidiaries [line items]
Revenue				93
Discontinued operations [member] | Strategic Review segment [Member]
Disclosure of disposal of subsidiaries [line items]
Profit for the year				£ 10
Disposal of Pearson Institute Of Higher Education [Member]
Disclosure of disposal of subsidiaries [line items]
Losses on disposals of subsidiary			£ 5
Disposal of K12 Sistemas [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary		£ 108
Gains on disposals of subsidiary		£ 84
International Courseware Local Publishing Businesses [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary					287
Gains on disposals of subsidiary					42
Immaterial Disposals [Member]
Disclosure of disposal of subsidiaries [line items]
Unused provisions other provisions	£ 9
Loss on disposals of subsidiary					£ 5
Immaterial Disposals [Member] | Pearson College and the international courseware [Member]
Disclosure of disposal of subsidiaries [line items]
Loss on disposals of subsidiary	19
Disposal of POLS Business [Member] | Pearson Online Learning Services [Member] | US UK Australia And India [Member]
Disclosure of disposal of subsidiaries [line items]
Proceeds from disposal of subsidiary	12
Gains on disposals of subsidiary	£ 13
Consideration receivable from acquirer in respect of additional consideration	27.50%
Period over which deferred consideration is receivable	6 years
Deferred consideration receivable from the acquirer as a percentage of earnings before interest tax depreciation and amortization	27.50%